ACQUISITION OF STEMPRINTER SCIENCES LIMITED AND EQUITY RAISE (Details Narrative)			1 Months Ended	9 Months Ended
	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 05, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 $ / shares
Oridnary shares, par value | $ / shares				$ 0.001		$ 0.001		$ 0.001
Value of shares issued for consideration | $				$ 2,675,940
Investment			$ 2,765,940		£ 2,000,000	$ 2,706,746	£ 2,000,000
Additional common shares | shares			1,337,970
Tiziana Life Sciences [Member]
Proceeds from receivables | $		$ 1,353,373
Number of ordinary shares issued | shares		9,520,069
Oridnary shares, par value | $ / shares		$ 0.001
StemPrintER [Member]
Number of ordinary shares issued | shares	479,063
Oridnary shares, par value | $ / shares	$ 0.001
Value of shares issued for consideration | $	$ 204,879